Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets
Amortization expense	$ 14	$ 15	$ 43	$ 45	$ 60	$ 64
Impairment of goodwill and intangible assets	$ 525		$ 525		$ 0	$ 0